Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 16, 2018
Entity Registrant Name	dei_EntityRegistrantName	ULTRA SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000732697
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	cik0000732697_SupplementTextBlock
Ultra Series Fund
Supplement Dated November 16, 2018

This Supplement amends the Prospectus of the Ultra Series Fund (“USF”) Madison Target Retirement 2020 Fund,
Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050
Fund (each a “USF Target Date Fund,” and together, the “USF Target Date Funds”) dated May 1, 2018.

Each USF Target Date Fund currently invests substantially all of its assets in a corresponding Goldman Sachs Target Date Portfolio (each a “GS Portfolio,” and together, the “GS Portfolios”), series of the Goldman Sachs Trust II. By investing in the GS Portfolio, each USF Target Date Fund seeks to achieve its investment objective through its investment in the corresponding GS Portfolio rather than through direct investments in individual securities. Each GS Portfolio, in turn, invests in individual securities, in accordance with its investment objective and principal investment strategies. Madison Asset Management, LLC (“Madison”), serves as investment adviser of the USF Target Date Funds, and the sub-adviser of the GS Portfolios.

Effective November 20, 2018, each of the USF Target Date Funds will achieve its investment objective by investing directly in individual securities, in substantially the same basket of securities in which it currently invests through its investment in the GS Portfolio. To effect this change, on or about November 19, 2018, each USF Target Date Fund will exchange its shares of the GS Portfolio “in-kind” for individual securities held by the GS Portfolio. This change in investment strategy was approved by the Board of Trustees of USF, a Massachusetts business trust (the “Trust), and does not require shareholder approval.
The USF Target Date Funds will continue to be managed by the same investment adviser and portfolio managers, and have the same investment objectives, principal risks, fundamental and non-fundamental policies, and substantially similar principal investment strategies.

The direct fees and expenses of the USF Target Date Funds (namely, the advisory and services fees) currently being waived by Madison for as long as the USF Target Date Funds invest substantially all of their assets in the GS Portfolios, will no longer be waived after this change; however, there will be no change in the total annual operating expenses of each of the USF Target Date Funds.

As a result of the forgoing, effective November 20, 2018, the Prospectus is amended as follows.

Ultra Series Fund | Madison Target Retirement 2020 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Madison Target Retirement 2020 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On each fund summary page, under the heading “Principal Investment Strategies,” pages 2, 7, 12 and 17, the first paragraph is deleted in its entirety, and the reference to “GS Portfolio” in the first sentence of the second paragraph is deleted and replaced with “Fund.”

Ultra Series Fund | Madison Target Retirement 2020 Fund | Madison Target Retirement 2020 Fund, Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%	[4]
Ultra Series Fund | Madison Target Retirement 2030 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Madison Target Retirement 2030 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On each fund summary page, under the heading “Principal Investment Strategies,” pages 2, 7, 12 and 17, the first paragraph is deleted in its entirety, and the reference to “GS Portfolio” in the first sentence of the second paragraph is deleted and replaced with “Fund.”

Ultra Series Fund | Madison Target Retirement 2030 Fund | Madison Target Retirement 2030 Fund, Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%	[4]
Ultra Series Fund | Madison Target Retirement 2040 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Madison Target Retirement 2040 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On each fund summary page, under the heading “Principal Investment Strategies,” pages 2, 7, 12 and 17, the first paragraph is deleted in its entirety, and the reference to “GS Portfolio” in the first sentence of the second paragraph is deleted and replaced with “Fund.”

Ultra Series Fund | Madison Target Retirement 2040 Fund | Madison Target Retirement 2040 Fund, Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[6],[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%	[8]
Ultra Series Fund | Madison Target Retirement 2050 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Madison Target Retirement 2050 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On each fund summary page, under the heading “Principal Investment Strategies,” pages 2, 7, 12 and 17, the first paragraph is deleted in its entirety, and the reference to “GS Portfolio” in the first sentence of the second paragraph is deleted and replaced with “Fund.”

Ultra Series Fund | Madison Target Retirement 2050 Fund | Madison Target Retirement 2050 Fund, Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%	[4]

[1]	Under a separate services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
[2]	Acquired fund fees and expenses have been updated to reflect current fees associated with investing in the underlying funds and ETFs.
[3]	Fees and expenses incurred indirectly by the fund a result of investing in the underlying funds and ETFs.
[4]	Total annual fund operating expenses for the period ended December 31, 2017 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
[5]	Under a separate services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
[6]	Acquired fund fees and expenses have been updated to reflect current fees associated with investing in the underlying funds and ETFs.
[7]	Fees and expenses incurred indirectly by the fund a result of investing in the underlying funds and ETFs.
[8]	Total annual fund operating expenses for the period ended December 31, 2017 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.